AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
99.76%	COMMON STOCK
3.67%	COMMUNICATION SERVICES
	AT&T, Inc.	9,256	$208,630
	Charter Communications, Inc.(A)	1,211	396,736
	Electronic Arts, Inc.	1,935	291,895
	Fox Corp. Class A	3,405	143,010
	Fox Corp. Class B	3,213	125,178
	Live Nation Entertainment(A)	903	105,777
	News Corp. Class A	4,910	133,798
	News Corp. Class B	4,487	130,302
	Omnicom Group, Inc.	3,287	331,987
	Pinterest, Inc.(A)	3,686	117,178
	Spotify Technology SA ADR(A)	1,174	452,107
	Take-Two Interactive(A)	1,335	215,896
	The Interpublic Group	7,195	211,533
	T-Mobile US, Inc.	4,928	1,099,732
			3,963,761

11.22%	CONSUMER DISCRETIONARY
	Advance Auto Parts	202	7,209
	Airbnb, Inc.(A)	3,191	430,115
	Aptiv plc ADR(A)	803	45,634
	Autozone, Inc.(A)	100	300,900
	Bath & Body Works, Inc.	887	25,173
	Best Buy Co., Inc.	703	63,572
	Booking Holdings, Inc.	214	1,000,718
	Borg-Warner, Inc.	899	30,233
	DR Horton, Inc.	804	135,876
	Darden Restaurants, Inc.	405	64,808
	Domino’s Pizza, Inc.	101	41,787
	DoorDash, Inc.(A)	2,062	323,115
	eBay, Inc.	1,686	96,962
	Etsy, Inc.(A)	1,207	62,088
	Expedia Group, Inc.(A)	2,090	326,688
	Ford Motor Co.	12,491	128,532
	Garmin Ltd. ADR	2,471	490,123
	Genuine Parts Co.	505	57,924
	Hasbro, Inc.	204	13,389

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	CONSUMER DISCRETIONARY Continued	Shares	Value
	Hilton Worldwide Holdings, Inc.	803	$188,585
	Home Depot, Inc.	4,901	1,929,769
	Kohl’s Corp.	3,725	68,838
	Las Vegas Sands Corp.	1,205	62,479
	Lennar Corp.	600	102,180
	Lithia Motors, Inc.	415	137,934
	LKQ Corp.	600	22,074
	Marriott International Class A	1,910	496,638
	McDonald’s Corp.	3,836	1,120,534
	MGM Resorts International(A)	2,510	92,544
	O’Reilly Automotive, Inc.(A)	436	502,769
	Phinia, Inc.	187	8,710
	Polo Ralph Lauren Corp.	100	19,793
	Pool Corp.	101	36,526
	Pulte Group, Inc.	304	39,377
	PVH Corp.	201	19,790
	Ross Stores, Inc.	2,467	344,689
	Royal Caribbean Cruises ADR	503	103,794
	Skechers U.S.A., Inc.(A)	2,186	134,352
	Tapestry, Inc.	604	28,660
	Tesla, Inc.(A)	6,594	1,647,511
	TJX Companies, Inc.	8,234	930,689
	Tractor Supply Co.	784	208,160
	Ulta Beauty, Inc.(A)	101	37,267
	Under Armour, Inc. Class C(A)	8,202	64,796
	Under Armour, Inc. Class A(A)	7,217	61,705
	Wynn Resorts Ltd.	299	28,710
	Yum! Brands, Inc.	312	40,922
			12,124,640

7.10%	CONSUMER STAPLES
	Altria Group, Inc.	4,712	256,616
	Archer-Daniels-Midland Co.	1,567	86,514
	Brown-Forman Corp. Class B	611	26,902
	Church & Dwight Co.	503	50,255
	The Clorox Co.	94	14,904
	Colgate-Palmolive Co.	2,617	245,239
	Constellation Brands, Inc.	799	185,640
	Costco Wholesale Corp.	2,097	1,833,155

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	CONSUMER STAPLES Continued	Shares	Value
	Dollar General Corp.	918	$73,477
	Dollar Tree, Inc.(A)	498	32,191
	Estee Lauder Cos. Class A	503	34,677
	General Mills, Inc.	1,206	82,032
	Kimberly-Clark Corp.	702	94,194
	The Kraft Heinz Co.	1,907	63,808
	Kroger Co.	702	39,151
	McCormick & Co., Inc.	402	31,452
	Mondelez International Inc. Class A	11,175	765,264
	Monster Beverage Corp.(A)	3,808	200,605
	PepsiCo, Inc.	6,196	1,029,032
	Philip Morris International, Inc.	5,272	699,594
	The Procter & Gamble Co.	10,400	1,717,872
	Sysco Corp.	481	36,051
	The Hershey Company	304	53,984
	Walgreens Boots Alliance, Inc.	2,608	24,672
			7,677,281

3.49%	ENERGY
	Baker Hughes Co.	2,103	80,082
	Chevron Corp.	5,209	775,203
	ConocoPhillips	2,208	241,864
	EOG Resources, Inc.	1,103	134,522
	Exxon Mobil Corp.	13,667	1,596,032
	Halliburton Co.	2,001	55,508
	Hess Corp.	301	40,478
	Kinder Morgan, Inc.	4,610	112,991
	Marathon Petroleum Corp.	2,008	292,104
	Occidental Petroleum Corp.	2,009	100,671
	Oneok, Inc.	899	87,095
	Schlumberger Ltd. ADR	3,805	152,466
	Williams Cos., Inc.	1,902	99,608
			3,768,625

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

13.93%	FINANCIALS
	Aflac, Inc.	602	$63,084
	Allstate Corp.	282	52,599
	American International Group	707	53,647
	Ameriprise Financial, Inc.	406	207,182
	Aon plc ADR	503	184,536
	Arthur J Gallagher & Co.	203	57,084
	Bank Of New York Mellon	978	73,702
	Berkshire Hathaway Class B(A)	6,701	3,021,615
	Blackstone, Inc.	2,608	437,492
	Capital One Financial	1,008	164,092
	CBOE Global Markets, Inc.	1,066	227,666
	Chubb Ltd. ADR	1,503	424,507
	Cincinnati Financial Corp.	405	57,036
	Citigroup, Inc.	7,397	474,665
	Citizens Financial Group	1,702	71,688
	CME Group, Inc.	2,226	501,651
	Discover Financial Services	2,220	329,515
	Fidelity National Information Services, Inc.	1,701	152,631
	Fifth Third Bancorp	2,807	122,610
	Fiserv, Inc.(A)	4,217	834,544
	Franklin Resources, Inc.	598	12,420
	Global Payments, Inc.	1,793	185,952
	Hartford Financial Services Group, Inc.	704	77,750
	Huntington Bancshares	3,109	48,469
	Intercontinental Exchange	2,787	434,410
	Invesco Ltd. ADR	306	5,306
	Keycorp	2,106	36,329
	KKR & Co., Inc.	1,672	231,137
	Loews Corp.	493	38,927
	MarketAxess Holdings, Inc.	101	29,231
	Marsh & McLennan Cos, Inc.	1,301	283,930
	Mastercard, Inc. Class A	3,701	1,848,983
	MetLife, Inc.	3,506	274,941
	Moody’s Corporation	997	452,678
	Morgan Stanley	2,802	325,733
	MSCI, Inc.	103	58,834
	Northern Trust Corp.	801	80,517

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	FINANCIALS Continued	Shares	Value
	The PNC Financial Services Group, Inc.	1,813	$341,334
	Principal Financial Group, Inc.	403	33,207
	Prudential Financial, Inc.	406	49,727
	Raymond James Financial	603	89,377
	Regions Financial Corp.	3,606	86,075
	Rocket Cos, Inc.(A)	7,395	119,060
	S&P 500 Global, Inc.	1,386	665,779
	State Street Corp.	1,203	111,638
	Synchrony Financial	203	11,193
	T Rowe Price Group, Inc.	704	77,341
	The Charles Schwab Corp.	2,731	193,437
	The Travelers Companies, Inc.	209	51,401
	Truist Financial Corp.	4,808	206,984
	US Bancorp	5,788	279,618
	Wells Fargo & Co.	10,989	713,406
	Willis Towers Watson plc ADR	304	91,866
			15,058,535

10.68%	HEALTH CARE
	Abbott Laboratories	4,991	565,830
	Abbvie, Inc.	5,113	1,042,387
	Agilent Technologies, Inc.	503	65,546
	Amgen, Inc.	1,402	448,864
	Becton Dickinson & Co.	704	164,447
	Biogen, Inc.(A)	121	21,054
	Boston Scientific Corp.(A)	3,706	311,378
	Bristol-Myers Squibb Co.	6,811	379,849
	Cardinal Health, Inc.	597	64,786
	Cencora, Inc.	603	137,532
	Centene Corp.(A)	1,100	68,486
	The Cigna Group	1,983	624,268
	The Cooper Companies, Inc.(A)	404	42,291
	CVS Health Corp.	3,511	198,231
	Danaher Corp.	2,297	564,281
	Dexcom, Inc.(A)	808	56,948
	Edwards Lifescience Corp.(A)	1,407	94,283
	Elevance Health, Inc.	936	379,791
	Eli Lilly & Co.	2,076	1,722,540
	Embecta Corp.	117	1,647

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	HEALTH CARE Continued	Shares	Value
	Fortrea Holdings, Inc.(A)	202	$3,398
	GE Healthcare Technologies	916	80,013
	Gilead Sciences, Inc.	1,114	98,945
	Grail, Inc.(A)	69	936
	HCA Healthcare, Inc.	298	106,905
	Hologic, Inc.(A)	301	24,342
	Humana, Inc.	699	180,223
	Idexx Laboratories, Inc.(A)	103	41,913
	Illumina, Inc.(A)	402	57,944
	Incyte Corp.(A)	306	22,681
	Intuitive Surgical, Inc.(A)	1,319	664,565
	Iqvia Holdings, Inc.(A)	401	82,534
	Labcorp Holdings, Inc.	202	46,111
	McKesson Corp.	503	251,797
	Medtronic plc ADR	3,686	328,976
	Merck & Company, Inc.	7,513	768,730
	Mettler-Toledo International, Inc.(A)	1	1,292
	Regeneron Pharmaceuticals, Inc.(A)	306	256,489
	ResMed, Inc.	203	49,221
	Solventum Corp.(A)	197	14,298
	Stryker Corp.	902	321,365
	Thermo Fisher Scientific, Inc.	1,095	598,220
	Veeva Systems, Inc. Class A(A)	194	40,513
	Vertex Pharmaceuticals(A)	709	337,470
	Zimmer Biomet Holdings	311	33,252
	Zoetis, Inc.	995	177,886
			11,544,460

11.17%	INDUSTRIALS
	3M Co.	791	101,620
	Amentum Holdings, Inc.(A)	299	8,892
	American Airlines Group(A)	5,210	69,814
	Ametek, Inc.	399	73,153
	Automatic Data Processing, Inc.	1,406	406,671
	Boeing Co./The(A)	1,386	206,944
	Broadridge Financial Solutions, Inc.	303	63,891
	Builders FirstSource, Inc.(A)	914	156,660
	Canadian Pacific Kansas City Southern ADR	2,014	155,400
	Carrier Global Corp.	1,103	80,210

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

INDUSTRIALS Continued	Shares	Value
Caterpillar, Inc.	1,502	$565,052
CH Robinson Worldwide, Inc.	306	31,530
Cintas Corp.	2,008	413,266
Copart, Inc.(A)	10,610	546,097
CSX Corp.	6,008	202,109
Cummins, Inc.	503	165,477
Deere & Co.	1,140	461,347
Eaton Corp. plc	1,887	625,691
Emerson Electric Co.	1,802	195,103
Equifax, Inc.	302	80,036
Expeditors International of Washington, Inc.	404	48,076
Fastenal Co.	1,506	117,739
FedEx Corp.	603	165,132
Fortive Corporation	706	50,430
GE Vernova LLC(A)	702	211,765
General Dynamics Corp.	295	86,025
General Electric Co.	2,809	482,530
Grainger WW, Inc.	102	113,141
Honeywell International	2,294	471,830
JB Hunt Transport Services, Inc.	101	18,243
Illinois Tool Works, Inc.	603	157,461
Ingersoll Rand, Inc.	804	77,184
Jacobs Solutions, Inc.	299	42,033
Johnson Controls International ADR	2,610	197,186
L3Harris Technologies, Inc.	604	149,472
Lockheed Martin Corp.	698	381,143
Norfolk Southern Corp.	215	53,842
Northrop Grumman Corp.	403	205,135
Old Dominion Freight	406	81,736
Otis Worldwide Corp.	598	58,724
PACCAR, Inc.	1,381	144,011
Parker-Hannifin Corp.	303	192,123
Paychex, Inc.	1,004	139,887
Paycom Software, Inc.	101	21,112
Quanta Services, Inc.	101	30,465
RB Global, Inc. ADR	2,070	175,412
Republic Services, Inc.	1,999	395,802
Rockwell Automation, Inc.	101	26,938
RTX Corp.	4,008	484,928

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	INDUSTRIALS Continued	Shares	Value
	Southwest Airlines Co.	2,006	$61,343
	Trane Technologies plc ADR	500	185,080
	Transdigm Group, Inc.	101	131,532
	Uber Technologies, Inc.(A)	8,094	583,173
	Union Pacific Corp.	1,797	417,030
	United Airlines Holdings(A)	702	54,939
	UPS, Inc. Class B	1,794	240,504
	Veralto Corp.	774	79,095
	Verisk Analytics, Inc.	1,266	347,796
	Wabtec Corp.	399	75,004
	Waste Management, Inc.	2,232	481,777
	Xylem, Inc.	203	24,721
			12,070,460

16.77%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	4,504	648,891
	Amphenol Corp. Class A	3,200	214,464
	Analog Devices, Inc.	2,371	528,994
	Broadcom, Inc.	13,127	2,228,571
	Cisco Systems, Inc.	30,474	1,669,061
	Corning, Inc.	1,908	90,802
	HP, Inc.	4,694	166,731
	Intel Corp.(A)	14,575	313,654
	Jabil, Inc.	1,413	173,926
	Keysight Technologies, Inc.(A)	402	59,902
	Lam Research Corp.	5,970	443,870
	Microchip Technology, Inc.	1,004	73,663
	Micron Technology, Inc.	3,592	357,943
	Motorola Solutions, Inc.	1,891	849,721
	Nvidia Corp.	61,990	8,229,792
	NXP Semiconductors NV ADR	881	206,595
	Qualcomm, Inc.	3,689	600,459
	Roper Technologies, Inc.	911	489,872
	TE Connectivity plc ADR	1,006	148,305
	Texas Instruments, Inc.	3,089	627,561
			18,122,776

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

15.14%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	2,698	$930,324
	Adobe, Inc.(A)	2,090	999,187
	Ansys, Inc.(A)	586	187,760
	Applied Materials, Inc.	3,219	584,506
	Arista Networks, Inc.(A)	2,002	773,653
	Autodesk, Inc.(A)	1,098	311,612
	Cadence Design Systems(A)	1,703	470,232
	CDW Corp.	304	57,222
	Cognizant Tech Solutions	3,512	261,960
	CrowdStrike Holdings, Inc.(A)	523	155,263
	F5, Inc.(A)	986	230,606
	Fair Isaac Corp.(A)	185	368,725
	Fortinet, Inc.(A)	1,995	156,927
	Gartner Group, Inc.(A)	400	201,000
	Hewlett-Packard Enterprise	11,905	232,028
	Intuit, Inc.	1,473	898,972
	KLA Corp.	533	355,101
	Manhattan Associates, Inc.(A)	618	162,756
	Microsoft Corp.	12,173	4,946,499
	Oracle Corp.	7,076	1,187,636
	Palo Alto Networks, Inc.(A)	1,368	492,931
	Seagate Technology Holdings plc ADR	495	49,683
	ServiceNow, Inc.(A)	1,029	960,047
	Synopsys, Inc.(A)	1,011	519,260
	Tyler Technologies, Inc.(A)	96	58,137
	Verisign, Inc.(A)	2,120	374,901
	Workday, Inc. Class A(A)	878	205,320
	Zebra Technologies Corp.(A)	597	228,036
			16,360,285

2.46%	MATERIALS
	Air Products and Chemicals, Inc.	606	188,181
	Albemarle Corp.	101	9,568
	Amcor plc ADR	4,512	50,219
	Ball Corporation	1,004	59,487
	Celanese Corp. Class A	102	12,849
	Corteva, Inc.	2,008	122,327

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	MATERIALS Continued	Shares	Value
	Dow, Inc.	799	$39,455
	Dupont de Nemours, Inc.	684	56,765
	Ecolab, Inc.	706	173,485
	FMC Corp.	102	6,629
	Freeport-McMoran, Inc.	4,813	216,681
	International Paper Co.	1,405	78,034
	International Flavors & Fragrance, Inc.	201	19,985
	LyondellBasell Industries NV ADR	599	52,023
	The Mosaic Co.	801	21,435
	Linde plc ADR	2,110	962,477
	Newmont Goldcorp Corp.	1,904	86,518
	Nucor Corp.	698	99,004
	Packaging Corp. of America	203	46,475
	PPG Industries, Inc.	603	75,080
	The Sherwin-Williams Co.	604	216,697
	Smurfit Kappa Group plc ADR	503	25,905
	Sylvamo Corp.	109	9,267
	Vulcan Materials Co.	101	27,667
			2,656,212

1.86%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	203	22,645
	American Tower Corporate REIT	1,103	235,535
	AvalonBay Communities, Inc.	304	67,369
	CBRE Group, Inc.(A)	1,203	157,557
	Crown Castle, Inc.	1,106	118,884
	Digital Realty Trust, Inc.	703	125,296
	Equinix, Inc.	305	276,964
	Equity Residential	904	63,614
	Extra Space Storage, Inc.	102	16,657
	Host Hotels & Resorts, Inc.	1,196	20,619
	Mid-America Apartment Communities	102	15,437
	Prologis, Inc.	3,222	363,893
	Public Storage	502	165,188
	Realty Income Corp.	489	29,032
	SBA Communications Corp.	93	21,341
	Simon Property Group, Inc.	499	84,391
	Ventas, Inc.	597	39,098
	Welltower, Inc.	1,004	135,420

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments

October 31, 2024 (unaudited)

	REAL ESTATE Continued	Shares	Value
	Weyerhaeuser Co.	1,601	$49,887
			2,008,825

2.27%	UTILITIES
	AES Corp.	597	9,845
	Ameren Corp.	89	7,753
	American Electric Power, Inc.	410	40,488
	American Water Works Co.	203	28,036
	CenterPoint Energy, Inc.	1,002	29,589
	Consolidated Edison, Inc.	99	10,066
	Constellation Energy Corp.	403	105,973
	Dominion Energy, Inc.	581	34,587
	DTE Energy Co.	406	50,433
	Duke Energy Corp.	1,288	148,468
	Edison International	793	65,343
	Eversource Energy	803	52,878
	Exelon Corp.	980	38,514
	FirstEnergy Corp.	1,306	54,630
	NextEra Energy, Inc.	7,791	617,437
	Public Service Enterprise Group, Inc.	1,103	98,619
	Sempra Energy	430	35,849
	The Southern Company	9,681	881,261
	WEC Energy Group	606	57,891
	Xcel Energy, Inc.	1,204	80,439
			2,448,099

99.76%	TOTAL COMMON STOCK		107,803,958

99.76%	TOTAL INVESTMENTS		107,803,958

0.24%	Other assets, net of liabilities		262,299
100.00%	NET ASSETS		$108,066,257

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$107,803,958			$107,803,958
TOTAL INVESTMENTS	$107,803,958			$107,803,958

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $0, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,611,855
Gross unrealized depreciation	(1,996,099)
Net unrealized appreciation	$21,615,756